PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	1
Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	25
Bearer plants [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Bearer plants [member] | Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	20
Bearer plants [member] | Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	50
Plant and Equipment Net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)
Plant and Equipment Net [Member] | Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5
Plant and Equipment Net [Member] | Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	30
Information Technology Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Information Technology Equipment [Member] | Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5
Information Technology Equipment [Member] | Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10
Fixed Installations and Accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Fixed Installations and Accessories [Member] | Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10
Fixed Installations and Accessories [Member] | Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10
Motor vehicles [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Motor vehicles [member] | Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10
Motor vehicles [member] | Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10
Leasehold improvements [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Leasehold improvements [member] | Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5
Leasehold improvements [member] | Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	8